Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 64,143	$ 101,812
Available-for-sale securities	122,277	57,327
Accounts receivable, less allowances for doubtful accounts of $578,972 and $495,486 at December 31, 2011 and 2010, respectively	903,517	759,131
Supplies, at cost (first-in, first-out method)	156,529	137,214
Prepaid expenses	59,066	46,867
Prepaid and recoverable income taxes	61,756	44,961
Restricted funds	28,289	39,684
Assets of discontinued operations	14,561	11,384
Total current assets	1,410,138	1,198,380
Property, plant and equipment:
Land and improvements	249,842	201,278
Buildings and improvements	2,848,185	2,431,910
Leasehold improvements	259,048	200,538
Equipment	1,565,236	1,332,064
Construction in progress	164,185	99,645
Gross property, plant and equipment	5,086,496	4,265,435
Accumulated depreciation and amortization	(1,823,324)	(1,602,488)
Net property, plant and equipment	3,263,172	2,662,947
Restricted funds	96,244	51,067
Goodwill	999,380	909,470
Deferred charges and other assets	235,255	88,221
Total assets	6,004,189	4,910,085
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	198,120	172,501
Accrued payroll and related taxes	80,281	83,286
Accrued expenses and other liabilities	368,790	226,125
Due to third party payors	20,658	11,921
Deferred income taxes	50,466	27,052
Current maturities of long-term debt and capital lease obligations	85,509	34,745
Total current liabilities	803,824	555,630
Deferred income taxes	234,080	157,177
Long-term debt and capital lease obligations, less current maturities	3,489,489	2,983,719
Other long-term liabilities	491,037	478,586
Total liabilities	5,018,430	4,175,112
Redeemable equity securities	200,643	201,487
Stockholders' equity:
Preferred stock, $0.01 par value, 5,000 shares authorized, none issued
Common stock, Class A, $0.01 par value, 750,000 shares authorized, 254,156 shares and 250,880 shares issued at December 31, 2011 and 2010, respectively	2,542	2,509
Accumulated other comprehensive income (loss), net of income taxes	(95,440)	(131,124)
Additional paid-in capital	156,859	123,040
Retained earnings	705,180	526,470
Total Health Management Associates, Inc. stockholders' equity	769,141	520,895
Noncontrolling interests	15,975	12,591
Total stockholders' equity	785,116	533,486
Total liabilities and stockholders' equity	$ 6,004,189	$ 4,910,085